CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Cash flows from operating activities:
Net loss	¥ (62,668)	$ (8,827)	¥ (108,450)	¥ (140,584)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation of property and equipment	5,301	747	24,362	27,337
Amortization of intangible assets	6,223	876	6,043	4,481
Lease expense to reduce right-of-use assets	8,029	1,131	9,002
Deferred tax benefits	(1,889)	(266)	(481)
Credit losses for accounts receivable	636	90	2,895	(246)
Interest expenses, net			807	2,857
Share of loss from equity method investment	450	63
Disposal loss of long-term investment	10,754	1,515
Impairment of long-term investments	8,505	1,198	6,726	25,370
Impairment of property and equipment	0		22,400	0
Credit losses for loans receivable	6,660	938	705	528
(Gain)/loss on disposal of property and equipment	(8,129)	(1,145)	14	(821)
Change in fair value of structured deposits			(59)	(20)
Change in fair value of foreign currency swap contract			(838)	(6,060)
Share-based compensation expenses	11,574	1,630	15,515	30,212
Changes in operating assets and liabilities:
Accounts and notes receivable	(5,855)	(825)	12,528	1,271
Prepayments and other current assets	6,076	856	17,447	13,572
Amounts due from related parties	255	36	(220)	(35)
Derivative assets			7,214
Other non-current assets	(3,181)	(448)	133	370
Accounts payable	2,904	409	(1,064)	1,699
Deferred revenue and customer deposits	(871)	(123)	12,023	8,605
Tax payable	3		(371)	(81)
Accrued interest related to convertible notes				(21,049)
Accrued liabilities and other current liabilities	(858)	(121)	(25,797)	(25,596)
Amounts due to related parties			(54)	54
Operating lease liabilities	1,860	262	(20,273)
Other non-current liabilities	(3,686)	(519)	2,317	1,486
Net cash used in operating activities	(17,907)	(2,523)	(17,476)	(76,650)
Cash flows from investing activities:
Purchase of short-term investments	(30,000)	(4,225)	(41,000)
Proceeds from maturities of short-term investments	30,000	4,225	71,000	50,000
Purchase of long-term investments			(2,690)
Payment for acquisitions, net of cash acquired			58
Proceeds from disposal of long-term investments	10,279	1,448	585
Investment in loans granted to investees	(1,000)	(141)	(1,000)	(2,000)
Proceeds from maturities of loans granted to investees			1,000
Investment in convertible loans				(4,859)
Purchase of property and equipment	(306)	(43)	(632)	(16,291)
Proceeds from disposal of property and equipment	16,371	2,306	24	2,238
Purchase of intangible assets	(218)	(31)	(492)	(2,646)
Net cash provided by investing activities	25,126	3,539	26,853	26,442
Cash flows from financing activities:
Proceeds from short-term bank loans			43,000	150,000
Repayment of short-term bank loans	(5,000)	(704)	(188,000)
Proceeds from issuance of common shares			1	1
Repurchase of ordinary shares	(3,709)	(522)	(1,689)
Prepayment for stock issuance cost			(1,525)
Repayment of convertible notes				(207,459)
Proceeds from exercise of share options	58	8	173	2,938
Net cash used in financing activities	(8,651)	(1,218)	(148,040)	(54,520)
Effect of exchange rate on cash and cash equivalents and restricted cash	179	25	341	3,080
Net decrease in cash and cash equivalents and restricted cash	(1,253)	(177)	(138,322)	(101,648)
Cash, cash equivalents and restricted cash at the beginning of year	116,260	16,375	254,582	356,230
Cash and cash equivalents at the beginning of the year	116,128	16,356	90,552	356,115
Restricted cash at the beginning of the year	132	19	164,030	115
Cash, cash equivalents and restricted cash at the end of year	115,007	16,198	116,260	254,582
Cash and cash equivalents at the end of the year	114,521	16,130	116,128	90,552
Restricted cash at the end of the year	486	68	132	164,030
Supplemental disclosures of cash flow information:
Income tax paid	18	3	296	182
Interest expense paid	212	30	2,434	4,513
Non-cash investing and financing activities:
Unpaid cash consideration for business combination (Note 12)	16,788	2,365	¥ 16,788
Acquisition of long-term investments	¥ 450	$ 63
Purchase of property and equipment included in accrued liabilities and other current liabilities				¥ 2,484